Quarterly Holdings Report
for
Fidelity® SAI Sustainable Municipal Income Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MNI-NPRT3-1225
1.9904939.103
Municipal Securities - 99.3%
	Principal Amount (a)	Value ($)
Alabama - 5.1%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	100,000	101,836
Electric Utilities - 0.8%
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 4.05% 4/1/2031 VRDN (b)(c)	500,000	500,000
General Obligations - 4.1%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	350,000	379,025
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	105,686
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	200,000	212,267
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	350,000	372,319
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	500,000	514,616
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	108,375
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	110,000	117,285
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	325,831
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	250,000	276,950
		2,412,354
TOTAL ALABAMA		3,014,190
Arizona - 2.3%
General Obligations - 0.8%
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	25,000	23,653
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	170,000	186,362
Tempe AZ Gen. Oblig. 5% 7/1/2042	275,000	298,519
		508,534
Health Care - 0.2%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	100,000	110,043
Housing - 0.8%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	78,626	79,147
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (b)	350,000	345,781
		424,928
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	120,000	120,224
Water & Sewer - 0.3%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	195,000	204,963
TOTAL ARIZONA		1,368,692
California - 3.4%
Education - 0.2%
California Infrastructure & Economic Development Bank (University CA Revs Proj.) Series 2017, 5% 5/15/2047	25,000	25,600
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	10,000	9,774
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	5,000	5,170
California St Univ Rev Series 2021 A, 3% 11/1/2052	135,000	102,170
University CA Revs Series 2020 BE, 5% 5/15/2042	10,000	10,625
		153,339
Escrowed/Pre-Refunded - 0.0%
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	25,000	26,452
General Obligations - 2.0%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	15,000	14,942
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	115,000	79,324
Fontana CA Uni Sch Dist Series B, 0% 8/1/2030 (Assured Guaranty Inc Insured) (d)	125,000	109,388
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	250,000	283,009
Poway CA Unified Sch Dist 0% 8/1/2031 (d)	110,000	94,529
Poway CA Unified Sch Dist 0% 8/1/2039 (d)	100,000	61,064
San Diego CA Uni Sch Dist 0% 7/1/2044 (d)	100,000	45,431
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (d)	10,000	4,310
San Jose Evergreen CA Cmty Col Gen. Oblig. Series B, 3% 9/1/2036	20,000	19,292
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	25,000	20,048
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	200,000	156,020
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	300,000	289,915
		1,177,272
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	92,860	92,308
Resource Recovery - 0.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	120,000	125,433
Transportation - 0.7%
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	315,000	350,125
Water & Sewer - 0.1%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	10,000	10,238
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	55,000	57,033
		67,271
TOTAL CALIFORNIA		1,992,200
Colorado - 0.2%
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,197
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	100,000	70,771
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	10,000	11,025
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	15,000	15,793
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	10,000	10,423
		108,012
TOTAL COLORADO		118,209
Connecticut - 3.0%
Education - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	50,000	44,248
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.25% 7/1/2035	125,000	122,961
University Conn Rev Series 2018 A, 3.625% 11/15/2036	30,000	30,226
		197,435
General Obligations - 1.5%
Connecticut St Gen. Oblig. 3% 1/15/2039	100,000	92,252
Connecticut St Gen. Oblig. 3% 1/15/2041	50,000	43,397
Connecticut St Gen. Oblig. 3% 6/1/2040	40,000	35,535
Connecticut St Gen. Oblig. 4% 6/1/2034	10,000	10,590
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	79,740
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	30,000	32,267
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	165,000	151,924
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038	400,000	459,374
University Connecticut (Connecticut St Proj.) Series 2016 A, 3% 3/15/2034	15,000	14,660
		919,739
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,593
Special Tax - 1.1%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	135,271
Connecticut St Spl Tax Oblig 5% 7/1/2037	15,000	16,818
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	15,000	16,206
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	300,000	322,895
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	150,000	152,867
		644,057
TOTAL CONNECTICUT		1,787,824
District Of Columbia - 0.0%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,250
District Of Columbia,Maryland,Virginia - 0.6%
Special Tax - 0.6%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	55,000	60,863
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	300,000	311,829
		372,692
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		372,692
Florida - 4.4%
Education - 0.0%
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	50,000	36,329
General Obligations - 1.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	30,000	32,732
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2035 (Assured Guaranty Inc Insured)	45,000	44,233
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2043	390,000	419,496
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	50,000	40,530
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	130,000	140,528
		677,519
Health Care - 1.4%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	90,000	67,315
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	200,000	219,707
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	195,000	205,357
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	125,000	113,321
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	15,000	15,254
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 5% 8/1/2030	40,000	43,810
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	150,000	160,589
		825,353
Housing - 1.1%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	300,000	299,830
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	300,000	335,852
		635,682
Special Tax - 0.1%
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2036	30,000	30,001
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2037	15,000	14,951
		44,952
Transportation - 0.4%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (c)	250,000	249,076
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,124
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	70,000	68,344
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	55,000	57,458
		151,926
TOTAL FLORIDA		2,620,837
Georgia - 5.3%
Education - 0.5%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	15,000	15,480
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2019 A, 5% 9/1/2039	100,000	105,421
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	265,000	213,872
		334,773
Electric Utilities - 0.8%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 4% 11/1/2062 VRDN (b)(c)	200,000	200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	300,000	301,020
		501,020
General Obligations - 1.8%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,418
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	200,000	219,045
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	650,000	705,901
		1,026,364
Health Care - 1.2%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	755,000	594,101
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	65,000	56,655
		650,756
Transportation - 1.0%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2040 (c)	550,000	594,590
TOTAL GEORGIA		3,107,503
Hawaii - 0.6%
General Obligations - 0.6%
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	330,000	356,541
Illinois - 8.7%
Education - 1.3%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2043	95,000	103,532
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	205,000	188,516
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	15,000	16,078
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	300,000	314,536
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	150,000	157,832
		780,494
Escrowed/Pre-Refunded - 0.1%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	65,000	66,136
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	5,000	5,149
		71,285
General Obligations - 0.9%
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	125,000	129,734
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	50,000	51,017
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	200,000	199,762
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	150,000	161,460
		541,973
Health Care - 2.1%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	100,000	85,906
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	60,000	54,589
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	45,000	47,224
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2033	80,000	80,787
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,869
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	25,000	25,530
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	480,000	431,240
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	70,000	71,529
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	400,000	443,283
		1,244,957
Special Tax - 1.4%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	295,000	331,097
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	150,000	151,742
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	200,000	188,527
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	200,000	153,390
		824,756
Water & Sewer - 2.9%
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	500,000	524,580
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2034	500,000	566,606
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2031	500,000	563,510
		1,654,696
TOTAL ILLINOIS		5,118,161
Indiana - 1.0%
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,679
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,396
		42,075
Water & Sewer - 0.9%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	500,000	541,014
TOTAL INDIANA		583,089
Iowa - 0.3%
Education - 0.3%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2033 (c)	155,000	168,472
Kansas - 1.0%
Health Care - 1.0%
University Kansas Hosp Auth Hlth Fac Rev Series 2019 B, 3% 3/1/2041	640,000	572,088
Kentucky - 0.7%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	20,000	20,339
General Obligations - 0.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	31,879
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	20,000	21,202
		53,081
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	50,212
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	20,000	18,072
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2026	20,000	20,114
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2031	60,000	61,150
		149,548
Industrial Development - 0.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.4% 7/1/2060 VRDN (b)(c)	200,000	200,001
TOTAL KENTUCKY		422,969
Louisiana - 0.6%
Health Care - 0.6%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	415,000	300,185
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	75,000	56,557
		356,742
TOTAL LOUISIANA		356,742
Maine - 0.5%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	30,000	30,861
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,294
		41,155
Health Care - 0.4%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	250,000	264,341
TOTAL MAINE		305,496
Maryland - 2.3%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	60,000	60,373
University MD Sys Auxiliary Fac & Tuition Series 2016 A, 3% 4/1/2035	15,000	14,784
		75,157
General Obligations - 2.2%
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	20,000	15,614
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	15,000	15,679
State of Maryland Gen. Oblig. Series 2024 FIRST A, 5% 6/1/2037	1,065,000	1,223,505
		1,254,798
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	10,000	10,270
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2033	10,000	11,073
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	10,000	8,811
		30,154
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 B, 5% 7/1/2032	25,000	25,617
TOTAL MARYLAND		1,385,726
Massachusetts - 5.6%
Education - 0.1%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	34,509
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	56,050
		90,559
General Obligations - 3.8%
Arlington MA Series 2021, 2% 9/15/2031	65,000	61,208
Arlington MA Series 2021, 2% 9/15/2035	100,000	88,139
Arlington MA Series 2021, 2% 9/15/2036	165,000	141,836
Billerica MA Gen. Oblig. Series 2017A, 3.25% 2/1/2036	10,000	9,797
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	19,951
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2037	125,000	118,852
Lunenburg Mass Gen. Oblig. 3.125% 1/15/2039	25,000	23,516
Massachusetts St Gen. Oblig. 5% 4/1/2047	400,000	426,981
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	25,987
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	340,000	353,748
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,000	5,167
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	375,000	391,164
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	215,000	166,138
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	125,000	141,001
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	100,000	112,874
Pentucket MA Regl Sch Dist 3% 9/1/2043	200,000	166,902
		2,253,261
Health Care - 0.7%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,636
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	66,442
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	265,000	238,008
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,684
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	65,000	63,578
		405,348
Special Tax - 0.6%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	50,093
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	5,000	5,517
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	100,000	104,387
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	215,000	220,134
		380,131
Water & Sewer - 0.4%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	245,000	211,376
TOTAL MASSACHUSETTS		3,340,675
Michigan - 2.4%
Education - 0.5%
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	50,000	45,714
University MI Univ Revs Series 2020 A, 5% 4/1/2039	15,000	16,077
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	250,000	291,161
		352,952
Health Care - 0.1%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	20,000	20,457
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	40,000	28,453
		48,910
Water & Sewer - 1.8%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	30,000	31,581
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	15,000	15,666
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2020 B, 5% 7/1/2045	430,000	445,353
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	500,000	544,263
		1,036,863
TOTAL MICHIGAN		1,438,725
Minnesota - 1.4%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	250,000	257,176
General Obligations - 0.1%
Bemidji Minn Gen. Oblig. Series 2017A, 3% 2/1/2034 (Assured Guaranty Inc Insured)	60,000	59,517
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,381
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	10,000	10,919
		85,817
Health Care - 0.8%
Maple Grove MN Health Care Sys Rev Series 2017, 3.375% 5/1/2033 (North Memorial Med Center, MN Guaranteed)	50,000	48,098
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	200,000	208,142
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	60,000	59,104
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	105,000	102,033
		417,377
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	96,707	81,099
TOTAL MINNESOTA		841,469
Mississippi - 0.3%
Industrial Development - 0.3%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 4.1% 12/1/2027 VRDN (b)(c)	200,000	200,000
Missouri - 2.3%
General Obligations - 1.3%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	500,000	541,644
St Louis County Library District 3% 4/1/2046	255,000	199,129
		740,773
Housing - 0.5%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	300,000	311,616
Industrial Development - 0.5%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (c)	300,000	318,681
TOTAL MISSOURI		1,371,070
Nebraska - 0.6%
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	200,000	216,017
Health Care - 0.2%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	136,791
TOTAL NEBRASKA		352,808
Nevada - 0.2%
Special Tax - 0.2%
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	90,000	99,612
New Hampshire - 0.9%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	54,735
General Obligations - 0.8%
Nashua NH Gen. Oblig. 2.25% 8/1/2045	680,000	454,470
TOTAL NEW HAMPSHIRE		509,205
New Jersey - 2.3%
Education - 1.2%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	350,000	365,609
New Jersey Educational Facilities Authority (College (The) of New Jersey,Nj Proj.) Series 2016 F, 3% 7/1/2040	325,000	273,857
		639,466
General Obligations - 1.1%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	115,000	104,170
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	15,000	14,359
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	50,000	41,634
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	105,823
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	106,335
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	106,651
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	50,000	50,658
New Jersey Trans Trust Fund Auth Series 2022 BB, 5% 6/15/2031	130,000	145,538
Ocean City NJ Gen. Oblig. 2% 10/15/2030	25,000	23,258
		698,426
TOTAL NEW JERSEY		1,337,892
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	200,000	214,668
New York - 6.5%
Education - 0.4%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	60,000	62,039
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2017 D, 4% 7/1/2043	45,000	44,074
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2036	10,000	10,506
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2029	110,000	118,238
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	10,000	8,528
		243,385
Electric Utilities - 0.5%
Long Island Pwr Auth NY Elec 5% 9/1/2035	10,000	10,877
Long Island Pwr Auth NY Elec 5% 9/1/2038	170,000	182,241
Long Island Pwr Auth NY Elec Series 2021A, 4% 9/1/2037	75,000	76,596
		269,714
General Obligations - 3.2%
City of New York NY Gen. Oblig. 5% 8/1/2047	290,000	298,308
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	190,000	193,322
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2043	535,000	571,808
City of New York NY Series FISCAL 2023E SUB E1, 5.25% 4/1/2047	500,000	529,581
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	75,000	63,210
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	95,000	83,177
Suffolk Cnty NY Gen. Oblig. Series 2017 C, 4% 2/1/2028 (Build America Mutual Assurance Co Insured)	100,000	103,368
		1,842,774
Special Tax - 1.3%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	100,000	74,362
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	15,000	15,422
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2031	275,000	308,858
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	250,000	277,883
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,727
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	85,000	90,548
		797,800
Transportation - 0.5%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,897
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,673
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	135,000	142,231
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	72,667
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	20,000	22,597
		311,065
Water & Sewer - 0.6%
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	350,000	372,461
TOTAL NEW YORK		3,837,199
North Carolina - 1.0%
Education - 0.2%
University NC Chapel Hill Rev (University NC Chapel Hill Rev Proj.) Series 2021B, 5% 12/1/2038	100,000	110,410
Health Care - 0.0%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,528
Housing - 0.8%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057 (e)	400,000	456,443
TOTAL NORTH CAROLINA		593,381
Ohio - 3.6%
Education - 0.0%
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	25,000	26,215
General Obligations - 2.2%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	125,000	119,909
Fairfield Cnty OH Gen. Oblig. Series 2015, 3.5% 12/1/2037	10,000	9,974
Forest Hills OH Loc Sch Dist Series 2015, 3.25% 12/1/2038	15,000	14,227
Franklin OH City Sch Dist Series 2021 A, 3% 11/1/2050	440,000	328,879
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	180,000	194,384
State of Ohio Gen. Oblig. 5% 3/1/2042	200,000	221,113
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,685
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	400,000	321,286
Willoughby-Eastlake Ohio Csd Series 2016, 3.375% 12/1/2036	20,000	19,281
		1,249,738
Health Care - 0.7%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 3.75% 8/15/2050	250,000	209,904
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	47,462
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	30,000	23,092
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	120,000	110,959
		391,417
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	15,000	16,260
Water & Sewer - 0.7%
Northeast OH Regl Swr Wstwtr Rev Series 2017, 3.25% 11/15/2040	350,000	315,893
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	20,000	19,878
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	25,000	24,628
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	80,000	72,045
		432,444
TOTAL OHIO		2,116,074
Oklahoma - 0.8%
Education - 0.8%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	15,000	16,585
University of Oklahoma/The Series 2024A, 5% 7/1/2049	410,000	430,107
		446,692
TOTAL OKLAHOMA		446,692
Oregon - 1.5%
Health Care - 0.7%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	15,000	15,843
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	140,000	151,838
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	350,000	251,724
		419,405
Special Tax - 0.8%
Oregon St Dept Admin Lottery 5.25% 4/1/2043	400,000	446,762
TOTAL OREGON		866,167
Pennsylvania - 1.6%
General Obligations - 0.8%
Allegheny County PA Gen. Oblig. Series C 78, 3% 11/1/2036	20,000	18,656
Bethlehem PA Area School Dist 3% 2/1/2036	40,000	38,990
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2035	105,000	109,556
Lackawanna Cnty PA Gen. Oblig. Series 2017, 3.375% 9/1/2035 (Build America Mutual Assurance Co Insured)	70,000	70,004
Penn Hills School District Series 2020, 3% 10/1/2037	75,000	70,892
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	205,000	191,616
		499,714
Health Care - 0.8%
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	200,000	190,533
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	45,000	45,505
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	30,000	30,337
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,756
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2032	180,000	192,799
		469,930
TOTAL PENNSYLVANIA		969,644
Rhode Island - 0.0%
Education - 0.0%
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	20,000	20,943
South Carolina - 1.8%
Education - 0.5%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	323,869
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	380,000	382,963
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	100,000	108,971
		491,934
General Obligations - 0.5%
Greenwood Fifty Sch Facs Inc SC Installment Pur Rev Series 2016, 3% 12/1/2030	45,000	44,323
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	205,000	222,962
		267,285
TOTAL SOUTH CAROLINA		1,083,088
South Dakota - 0.6%
Housing - 0.6%
South Dakota Hsg Dev Aut Series 2025E, 6.25% 5/1/2056	310,000	354,054
Tennessee - 3.2%
Education - 0.0%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	10,000	9,670
General Obligations - 0.6%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	300,000	326,512
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	105,000	90,894
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	25,000	25,448
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	95,000	94,852
		211,194
Housing - 1.0%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	250,000	248,934
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	300,000	336,309
		585,243
Water & Sewer - 1.3%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2021 A, 3% 7/1/2041	900,000	761,044
TOTAL TENNESSEE		1,893,663
Texas - 11.2%
Education - 3.2%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	200,000	169,801
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	20,000	17,730
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	700,000	725,428
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	630,000	652,196
Texas A&M Univ Perm Univ Fund 5% 7/1/2042	140,000	150,112
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	70,000	68,677
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	35,000	31,252
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	60,000	66,209
		1,881,405
Electric Utilities - 1.0%
San Antonio TX Elec & Gas Rev 5% 2/1/2042	35,000	37,934
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	548,536
		586,470
General Obligations - 4.3%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,126
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	150,000	168,396
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2039 (City of Garland TX Guaranteed)	200,000	220,399
County of Collin TX Gen. Oblig. Series 2019, 3.25% 2/15/2037	150,000	147,330
Dallas TX Gen. Oblig. Series 2019 B, 3% 2/15/2036	185,000	173,689
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2036	310,000	290,681
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2037	105,000	117,293
Denton Cnty TX Gen. Oblig. Series 2016, 3% 7/15/2034	50,000	49,067
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2031	650,000	731,267
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	165,000	158,940
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	135,000	147,725
Pflugerville TX Gen. Oblig. Series 2017, 4% 8/1/2042	175,000	173,207
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	25,000	27,631
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,325
		2,477,076
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 3% 11/15/2032	135,000	132,171
Housing - 1.0%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	250,000	251,003
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	350,000	360,908
		611,911
Transportation - 0.0%
North TX Twy Auth Rev 3% 1/1/2046	25,000	19,298
Water & Sewer - 1.5%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	40,000	44,937
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	25,000	27,508
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2040	25,000	27,654
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	200,000	223,587
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,364
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	15,000	15,826
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	275,000	309,072
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	40,000	45,835
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	145,000	164,369
		869,152
TOTAL TEXAS		6,577,483
Utah - 0.1%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	40,000	30,903
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	4,911	3,941
Special Tax - 0.1%
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	60,000	47,875
TOTAL UTAH		82,719
Virginia - 2.5%
General Obligations - 1.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,514
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	315,000	303,091
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	20,000	18,323
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	20,000	20,742
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	62,930
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	225,000	224,298
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	150,000	153,375
		793,273
Health Care - 1.1%
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	650,000	657,451
Virginia Comwlth Univ Health Sys Auth Rev Series A, 5% 7/1/2028	5,000	5,178
		662,629
TOTAL VIRGINIA		1,455,902
Washington - 4.7%
Electric Utilities - 1.4%
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	400,000	437,377
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	109,423
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	250,000	244,016
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	50,000	56,631
		847,447
General Obligations - 1.5%
State of Washington Gen. Oblig. 5% 2/1/2042	105,000	113,106
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	130,000	130,734
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,052
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	60,000	62,462
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	10,000	10,788
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	195,000	205,297
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	40,000	42,757
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	125,000	135,125
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	30,000	35,095
State of Washington Gen. Oblig. Series R 2025 A, 5% 7/1/2039	80,000	90,314
		877,730
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,555
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	130,000	129,971
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	40,000	42,034
		197,560
Housing - 0.7%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	120,000	123,970
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	250,000	262,262
		386,232
Water & Sewer - 0.8%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	400,000	464,963
TOTAL WASHINGTON		2,773,932
West Virginia - 0.5%
Health Care - 0.5%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	93,974
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	115,000	102,915
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	120,000	128,110
		324,999
TOTAL WEST VIRGINIA		324,999
Wisconsin - 3.3%
Escrowed/Pre-Refunded - 0.0%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	15,000	15,164
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,223
		20,387
General Obligations - 0.8%
Sun Prairie WI Area Sch Dist Series 2017, 3.5% 3/1/2037	20,000	20,000
Wisconsin St Gen. Oblig. Series 2024A, 5% 5/1/2040	50,000	55,263
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	200,000	235,411
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	170,000	199,527
		510,201
Health Care - 2.5%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	300,000	306,771
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2040	540,000	561,234
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	100,000	97,495
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	330,000	267,971
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	52,340
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	50,000	55,062
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	100,000	98,531
		1,439,404
TOTAL WISCONSIN		1,969,992
TOTAL MUNICIPAL SECURITIES (Cost $57,365,734)		58,733,737

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $57,365,734)	58,733,737
NET OTHER ASSETS (LIABILITIES) - 0.7%	395,174
NET ASSETS - 100.0%	59,128,911

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Zero coupon bond which is issued at a discount.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	6,848	9,234,038	9,240,886	8,313	-	-	-	-	0.0%
Total	6,848	9,234,038	9,240,886	8,313	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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